Restricted Stock Activity (Detail) (Restricted Stock, USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2010
Restricted Stock
Shares
Beginning Balance, Shares			1,272,782
Shares, Granted	100,000	25,082	556,276
Shares, Vested			(1,805,374)
Shares, Forfeited			(23,684)
Ending Balance, Shares	25,082	25,082
Weighted Average Grant Date Fair Value
Beginning Balance, Weighted Average Grant Date Fair Value			$ 23.74
Weighted Average Grant Date Fair Value, Granted		$ 10.07	$ 23.03
Weighted Average Grant Date Fair Value, Vested			$ 23.52
Weighted Average Grant Date Fair Value, Forfeited			$ 23.87
Ending Balance, Weighted Average Grant Date Fair Value	$ 10.07	$ 10.07